Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Valuation allowance	$ 206.6	$ 223.3
Unrecognized tax benefits	23.5	26.3	$ 21.1	$ 17.8
Change in unrecognized tax benefits is reasonably possible	20.2
Accrued interest and penalties	10.1	10.5
Expense for interest and penalties	1.2	2.5	8.1
Tax Act, increase in the tax benefit	89.3
Effective income tax rate reconciliation, repatriation of foreign earnings	28.4
Tax Act, income tax expense	6.4
Undistributed foreign earnings	2,800.0	2,300.0
Deferred tax liabilities	4.8
Operating loss carryforwards	191.0	231.0
Tax credit carryforwards, foreign	8.2	28.7
Disallowance carryforwards	54.1	19.7
Operating Loss Carryforwards [Line Items]
Benefit from income taxes	(25.0)	$ (120.5)	$ (24.3)
Decrease in valuation allowance	16.7
United States
Income Tax Disclosure [Abstract]
Operating loss carryforwards	68.0
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance	29.4
Other countries
Income Tax Disclosure [Abstract]
Operating loss carryforwards	123.0
Operating Loss Carryforwards [Line Items]
Benefit from income taxes	32.5
Decrease in valuation allowance	27.6
Increase in valuation allowance	$ 49.6